19. Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfProvisionsLineItems [Line Items]
Provisions	R$ 1,422,588	R$ 1,541,558
Escrow deposits	(344,384)	(368,483)
Total	1,078,204	1,173,075
Current	607,959	730,334
Noncurrent	470,245	442,741
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	438,619	572,210
Escrow deposits	(56,301)	(97,171)
Total	382,318	475,039
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	332,037	332,667
Escrow deposits	(259,608)	(251,510)
Total	72,429	81,157
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	114,544	131,286
Escrow deposits	(16,227)	(12,652)
Total	98,317	118,364
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	77,100	69,898
Escrow deposits	(5,507)	(2,986)
Total	71,593	66,912
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	299,842	285,413
Escrow deposits	(6,741)	(3,202)
Total	293,101	282,211
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	160,446	150,084
Escrow deposits	0	(962)
Total	160,446	149,122
Current
SummaryOfProvisionsLineItems [Line Items]
Provisions	607,959	730,334
Escrow deposits	0	0
Noncurrent
SummaryOfProvisionsLineItems [Line Items]
Provisions	814,629	811,224
Escrow deposits	R$ (344,384)	R$ (368,483)